Schedule of Investments (unaudited)
February 28, 2026
BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Biotechnology — 30.7%
4D Molecular Therapeutics, Inc.(a)	126,274	$ 1,219,807
AbbVie, Inc.	1,157,700	268,679,016
Agios Pharmaceuticals, Inc.(a)	344,876	10,425,602
Aktis Oncology, Inc.(a)	266,503	5,364,705
Allogene Therapeutics, Inc.(a)	1,208,862	3,360,636
Alnylam Pharmaceuticals, Inc.(a)	207,149	68,964,045
Amgen, Inc.	588,158	228,299,409
Angitia Biopharmaceuticals Ltd. (Acquired 01/27/26, cost $6,508,673)(a)(b)(c)	658,956	6,517,075
Apogee Therapeutics, Inc.(a)(d)	202,950	14,206,500
Arcellx, Inc.(a)	92,964	10,578,374
Arcus Biosciences, Inc.(a)	455,542	9,279,391
Argenx SE, ADR(a)(d)	121,340	93,058,073
Autolus Therapeutics PLC, ADR(a)	728,967	1,246,534
Avidity Biosciences, Inc.(a)	99,483	7,162,776
Beam Therapeutics, Inc.(a)	168,010	4,781,565
Biogen, Inc.(a)	364,188	69,858,542
Biohaven Ltd.(a)	348,832	4,018,545
BioMarin Pharmaceutical, Inc.(a)	322,635	19,916,259
BioNTech SE, ADR(a)	41,921	4,620,952
Bridgebio Oncology Therapeutics, Inc. (Acquired 08/08/25, cost $2,242,992)(a)(c)	209,287	2,099,149
BridgeBio Oncology Therapeutics, Inc.(a)(d)	673,766	6,757,873
Bridgebio Pharma, Inc.(a)	204,874	13,620,024
Bright Minds Biosciences, Inc.(a)	95,655	8,017,802
CG oncology, Inc.(a)	59,514	3,499,423
Cogent Biosciences, Inc.(a)	820,419	31,873,278
Corvus Pharmaceuticals, Inc.(a)	110,424	2,016,342
Cytokinetics, Inc.(a)	184,777	11,496,825
Denali Therapeutics, Inc.(a)	329,179	6,972,011
Dianthus Therapeutics, Inc.(a)	108,033	5,962,341
Disc Medicine, Inc.(a)(d)	86,558	5,766,494
Dyne Therapeutics, Inc.(a)	278,934	4,356,949
Eikon Therapeutics, Inc.(a)(d)	722,389	9,954,520
Enanta Pharmaceuticals, Inc.(a)	492,001	7,035,614
Erasca, Inc.(a)	709,864	9,696,742
Exact Sciences Corp.(a)	548,069	56,659,373
Exelixis, Inc.(a)	231,652	10,206,587
Gilead Sciences, Inc.	1,736,422	258,640,057
Gossamer Bio, Inc.(a)	365,199	155,173
Immunocore Holdings PLC, ADR(a)(d)	188,691	6,094,719
Immunome, Inc.(a)	288,792	6,312,993
Incyte Corp.(a)	396,174	40,120,541
Insmed, Inc.(a)	301,353	45,001,044
Intellia Therapeutics, Inc.(a)(d)	518,392	7,143,442
Ionis Pharmaceuticals, Inc.(a)	170,008	13,796,149
Kailera Therapeutics, Inc., Series B (Acquired 10/31/25, cost $5,992,000)(a)(b)(c)	428,000	5,992,000
KalVista Pharmaceuticals, Inc.(a)	212,587	3,460,916
Kartos Therapeutics, Inc. (Acquired 02/12/26, cost $491,515)(a)(b)(c)	491,515	493,776
Kartos Therapeutics, Inc., Series C (Acquired 08/22/23, cost $6,974,988)(a)(b)(c)	1,233,856	7,008,302
Kodiak Sciences, Inc.(a)	188,769	5,059,009
Kymera Therapeutics, Inc.(a)	54,173	4,948,704
Moderna, Inc.(a)	560,799	30,042,002
Monte Rosa Therapeutics, Inc.(a)	318,162	5,647,376
Natera, Inc.(a)	130,279	27,103,243
Neurocrine Biosciences, Inc.(a)	78,721	10,410,852
Nuvalent, Inc., Class A(a)(d)	315,841	32,199,990
Olema Pharmaceuticals, Inc.(a)	253,931	6,145,130
Security	Shares	Value
Biotechnology (continued)
Oruka Therapeutics, Inc.(a)	185,015	$ 6,366,366
Protagonist Therapeutics, Inc.(a)	370,408	34,107,169
PTC Therapeutics, Inc.(a)	82,970	5,657,724
Regeneron Pharmaceuticals, Inc.	87,659	68,520,411
REGENXBIO, Inc.(a)	214,663	1,940,554
Revolution Medicines, Inc.(a)	302,995	30,911,550
Rhythm Pharmaceuticals, Inc.(a)	538,793	49,962,275
Roivant Sciences Ltd.(a)	468,548	13,559,779
Scholar Rock Holding Corp.(a)	226,209	10,014,272
Stoke Therapeutics, Inc.(a)(d)	473,152	17,227,464
Summit Therapeutics, Inc.(a)(d)	924,148	15,331,615
TScan Therapeutics, Inc.(a)	556,653	590,052
United Therapeutics Corp.(a)	55,689	28,061,687
Upstream Bio, Inc.(a)	341,675	2,624,064
Vaxcyte, Inc.(a)	87,540	5,404,720
Vertex Pharmaceuticals, Inc.(a)	273,318	135,792,582
Viking Therapeutics, Inc.(a)(d)	425,324	14,392,964
Viridian Therapeutics, Inc.(a)	516,095	15,162,871
Vor BioPharma, Inc.(a)	115,078	1,776,804
Voyager Therapeutics, Inc.(a)	371,161	1,521,760
Zealand Pharma A/S(a)	74,091	4,288,750
		2,006,540,004
Health Care Equipment & Supplies — 16.9%
Abbott Laboratories	1,361,894	158,456,367
Alcon AG(d)	65,553	5,714,911
Boston Scientific Corp.(a)	1,284,362	98,703,220
Cooper Cos., Inc. (The)(a)	293,135	24,526,605
Dexcom, Inc.(a)	663,769	48,740,558
Edwards Lifesciences Corp.(a)	1,710,975	147,948,008
Exo Imaging, Inc. (Acquired 06/24/21, cost $11,178,821)(a)(b)(c)	19,083	7,061
GE HealthCare Technologies, Inc.	226,856	19,117,155
Glaukos Corp.(a)	87,150	10,492,860
Hologic, Inc.(a)	138,368	10,427,412
IDEXX Laboratories, Inc.(a)	74,621	49,005,849
Intuitive Surgical, Inc.(a)	319,051	160,645,369
Medline, Inc., Class A(a)	842,573	40,030,643
Medtronic PLC	1,336,319	130,504,914
Novocure Ltd.(a)	574,295	7,850,613
Nyxoah SA(a)(d)	337,359	1,376,425
Orchestra BioMed Holdings, Inc.(a)	206,130	902,849
Penumbra, Inc.(a)	133,216	45,878,258
STERIS PLC	64,935	16,386,347
Stryker Corp.	333,071	129,051,690
		1,105,767,114
Health Care Providers & Services — 9.2%
Cencora, Inc.	265,860	98,937,140
Centene Corp.(a)	545,618	24,487,336
CVS Health Corp.	359,282	28,706,632
Elevance Health, Inc.	88,605	28,353,600
Guardant Health, Inc.(a)	336,665	31,612,844
HCA Healthcare, Inc.	125,705	66,585,938
Humana, Inc.	78,693	14,994,164
McKesson Corp.	79,662	78,655,869
Quest Diagnostics, Inc.	85,193	18,053,249
RadNet, Inc.(a)	108,100	7,546,461
UnitedHealth Group, Inc.	677,911	198,810,959
		596,744,192

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Technology — 0.3%
Carbon Health Technologies, Inc. (Acquired 07/09/21, cost $18,064,000)(a)(b)(c)	2,720,277	$ 27
Veeva Systems, Inc., Class A(a)	99,401	18,091,976
		18,092,003
Life Sciences Tools & Services — 7.6%
Agilent Technologies, Inc.	271,239	32,922,990
Bio-Techne Corp.	193,925	11,441,575
Bruker Corp.	471,949	18,929,874
Charles River Laboratories International, Inc.(a)	56,177	10,027,033
Danaher Corp.	716,192	150,858,683
Illumina, Inc.(a)	145,933	19,622,151
IQVIA Holdings, Inc.(a)	141,190	25,246,184
Mettler-Toledo International, Inc.(a)	4,594	6,278,574
Repligen Corp.(a)	136,584	17,582,458
Thermo Fisher Scientific, Inc.	285,286	148,665,387
Waters Corp.(a)	124,449	39,746,522
West Pharmaceutical Services, Inc.	60,429	15,369,512
		496,690,943
Pharmaceuticals — 34.0%
Alumis, Inc.(a)(d)	293,662	8,718,825
AstraZeneca PLC	449,772	94,646,703
Atrium Therapeutics, Inc.(a)	9,948	146,737
Bristol-Myers Squibb Co.	1,097,084	68,425,129
Daiichi Sankyo Co. Ltd.	673,800	13,270,506
Edgewise Therapeutics, Inc.(a)	256,164	7,797,632
Elanco Animal Health, Inc.(a)	483,249	12,757,774
Eli Lilly & Co.	704,342	740,960,741
EyePoint, Inc.(a)	186,478	3,274,554
Galderma Group AG	153,331	28,935,097
Johnson & Johnson	2,688,331	667,862,070
LB Pharmaceuticals, Inc.(a)(d)	567,627	13,628,724
Maze Therapeutics, Inc.(a)	184,453	8,409,212
MBX Biosciences, Inc.(a)	333,350	10,850,543
Merck & Co., Inc.	1,871,806	231,767,019
Novartis AG, ADR	251,660	42,434,909
Ocular Therapeutix, Inc.(a)	258,781	2,313,502
Pfizer, Inc.	1,184,622	32,754,798
Roche Holding AG, NVS	147,789	70,333,000
Terns Pharmaceuticals, Inc.(a)	367,842	15,493,505
Teva Pharmaceutical Industries Ltd., ADR(a)	3,475,093	117,666,649
UCB SA	53,577	16,093,642
Ventyx Biosciences, Inc.(a)	590,649	8,251,367
WaVe Life Sciences Ltd.(a)	345,882	4,818,136
		2,221,610,774
Total Common Stocks — 98.7% (Cost: $3,481,702,233)		6,445,445,030

		Par (000)
Other Interests(a)(b)(c)(e)
Afferent Pharmaceuticals, Inc., Series C (Acquired 06/30/15, cost $0)	USD	3,421	34
Affinivax Inc. (Acquired 08/19/22, cost $0)		123	450,764
Total Other Interests — 0.0% (Cost: $0)			450,798

Security	Shares	Value
Preferred Securities
Preferred Stocks — 0.6%
Biotechnology — 0.4%
Adarx Pharmaceuticals, Inc., Series C, (Acquired 08/02/23, cost $6,399,994)(a)(b)(c)	769,230	$ 10,084,605
Cellarity, Inc., Series B, (Acquired 01/15/21, cost $5,149,998)(a)(b)(c)	858,333	2,094,332
Genesis Therapeutics, Inc., Series B, (Acquired 08/10/23, cost $4,207,998)(a)(b)(c)	823,870	4,860,833
Goldfinch Bio, Inc., Series B, (Acquired 06/26/20, cost $3,676,117)(a)(b)(c)	3,115,353	934,606
Kartos Therapeutics, Inc., Series D, (Acquired 02/19/25, cost $1,919,018)(a)(b)(c)	339,469	1,928,184
Laronde, Inc., Series B, (Acquired 07/28/21, cost $10,822,560)(a)(b)(c)	386,520	8,399,080
		28,301,640
Health Care Equipment & Supplies — 0.1%
Exo Imaging, Inc., Series D, (Acquired 07/24/24, cost $577,098)(a)(b)(c)	890,877	659,249
Quanta Dialysis Technologies Ltd., Series D, (Acquired 06/18/21, cost $9,727,321)(a)(b)(c)	80,024,425	4,637,332
Swift Health Systems, Inc., Series D, (Acquired 08/27/21, cost $5,270,016)(a)(b)(c)	1,700	3,791
		5,300,372
Pharmaceuticals — 0.1%
Insitro, Series C, (Acquired 03/10/21, cost $10,839,964)(a)(b)(c)	592,636	4,954,437
Total Preferred Securities — 0.6% (Cost: $58,590,084)		38,556,449
Rights
Biotechnology — 0.0%
Blueprint Medicines Corp., CVR(a)(b)	204,909	204,909
Korro Bio, Inc., CVR(a)(b)	428,010	4
Mirati Therapeutics, Inc., CVR(a)(b)(d)	228,510	180,523
		385,436
Health Care Equipment & Supplies — 0.0%
ABIOMED, Inc., CVR(a)(b)	243,643	565,252
Total Rights — 0.0% (Cost: $ —)		950,688
Warrants(a)(b)
Financial Services — 0.0%
Goldfinch Bio, Inc., (Issued/Exercisable 02/10/26, 1 Share for 1 Warrant, Expires 11/20/35, Strike Price USD 1.18)	403,447	4
Total Warrants — 0.0% (Cost: $161,379)		4
Total Long-Term Investments — 99.3% (Cost: $3,540,453,696)		6,485,402,969

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(f)(g)(h)	53,061,432	$ 53,087,963
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.56%(f)(g)	44,302,967	44,302,967
Total Short-Term Securities — 1.5% (Cost: $97,386,618)		97,390,930
Total Investments — 100.8% (Cost: $3,637,840,314)		6,582,793,899
Liabilities in Excess of Other Assets — (0.8)%		(53,790,936)
Net Assets — 100.0%		$ 6,529,002,963

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $61,124,637, representing 0.9% of its net assets as of period end, and an original cost of $110,043,073.

(d)	All or a portion of this security is on loan.
(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 53,001,569	$ 83,699 (a)	$ —	$ 934	$ 1,761	$ 53,087,963	53,061,432	$ 497,780 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	332,559,809	—	(288,256,842)(a)	—	—	44,302,967	44,302,967	1,535,361	—
				$ 934	$ 1,761	$ 97,390,930		$ 2,033,141	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Health Sciences Opportunities Portfolio
Fair Value Hierarchy as of Period End (continued)
policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$ 1,972,978,176	$ 13,550,675	$ 20,011,153	$ 2,006,540,004
Health Care Equipment & Supplies	1,105,760,053	—	7,061	1,105,767,114
Health Care Providers & Services	596,744,192	—	—	596,744,192
Health Care Technology	18,091,976	—	27	18,092,003
Life Sciences Tools & Services	496,690,943	—	—	496,690,943
Pharmaceuticals	1,998,331,826	223,278,948	—	2,221,610,774
Other Interests	—	—	450,798	450,798
Preferred Securities	—	—	38,556,449	38,556,449
Rights	—	—	950,688	950,688
Warrants	—	—	4	4
Short-Term Securities
Money Market Funds	97,390,930	—	—	97,390,930
	$ 6,285,988,096	$ 236,829,623	$ 59,976,180	$ 6,582,793,899

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
CVR	Contingent Value Rights
NVS	Non-Voting Shares